Leases (Details) - Schedule of Lease Expense - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Expense [Abstract]
Operating leases expense	¥ 4,454,857	¥ 4,454,857	¥ 238,251
Short-term lease expense	1,295,043	11,741,215
Total	¥ 5,749,900	¥ 16,196,072	¥ 238,251